Document And Entity Information	May 14, 2021
Document Information [Line Items]
Entity, Registrant Name	Air T, Inc.
Document, Type	8-K
Document, Period End Date	May 14, 2021
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-35476
Entity, Tax Identification Number	52-1206400
Entity, Address, Address Line One	5930 Balsom Ridge Road
Entity, Address, City or Town	Denver
Entity, Address, State or Province	NC
Entity, Address, Postal Zip Code	28037
City Area Code	828
Local Phone Number	464-8741
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000353184
CommonStock Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	AIRT
Security Exchange Name	NASDAQ
AlphaIncomePreferredSecurities Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Alpha Income Preferred Securities
Trading Symbol	AIRTP
Security Exchange Name	NASDAQ
WarrantToPurchaseAip Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrant to purchase AIP
Trading Symbol	AIRTW
Security Exchange Name	NASDAQ
AirTFunding Custom [Member]
Document Information [Line Items]
Entity, Registrant Name	Air T Funding
Entity, Central Index Key	0001760001